Jul. 30, 2022
05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 | Fidelity Disruptors Fund
Fund Summary Fund/Class:Fidelity® Disruptors Fund/Fidelity® Disruptors Fund, Loyalty Class 1, Loyalty Class 2
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Normally investing assets in a combination of five Fidelity® funds, each of which normally invests in equity securities of companies that represent a disruptive theme. Fidelity® Disruptive Automation Fund normally invests at least 80% of assets in securities of disruptive automation companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. Fidelity® Disruptive Communications Fund normally invests at least 80% of assets in securities of disruptive communications companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector. Fidelity® Disruptive Finance Fund normally invests at least 80% of assets in securities of disruptive finance companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting and other disruptive lending and insurance business models. Fidelity® Disruptive Medicine Fund normally invests at least 80% of assets in securities of disruptive medicine companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness. Fidelity® Disruptive Technology Fund normally invests at least 80% of assets in securities of disruptive technology companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
Principal Investment Risks
Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results. Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in other countries or regions could significantly affect the market in such country or region. Geographic Exposure to Japan. Because an underlying fund invests a significant percentage in Japan, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Fidelity® Disruptors Fund are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.